Equity - Dividends and Allocation of Net Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Allocation of net income
Net income for the year attributable to shareholders of Ultrapar	R$ 2,439,795	R$ 1,800,839		R$ 850,463
Legal reserve (5% of the net income)	(121,990)	(90,042)		(42,523)
Adjusted net income (basis for dividends)	2,317,805	1,710,797		807,940
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699		403,970
Total distribution	579,451	427,699		403,970
Interim dividends already distributed (R$ 0.25 per share in 2023 and R$ 0.20 per share in 2021)	(273,798)	0		(218,074)
Interest on capital, net of income tax, already paid (R$ 0.35 per share in 2022)	0	(396,314)	[1]	0
Additional dividends to the minimum mandatory dividends	134,031	78,130		185,896
Balance of proposed dividends payable (R$ 0.40 per share in 2023, and R$ 0.10 per share in 2022, and R$ 0.17 per share in 2021)	439,684	109,515		185,896
Allocation of dividends
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)	579,451	427,699		403,970
Minimum mandatory dividends for the year (25% of the adjusted net income in 2023 and 2022, and 50% of the adjusted net income in 2021)				185,896
Balance of proposed dividends	134,031	78,130		185,896
Legal reserve (5% of the net income)	121,990	90,042		42,523
Statutory reserve	1,604,323	1,204,968		403,970
Interim dividends	273,798	0		218,074
Interest on capital, net of income tax, already paid (R$ 0.35 per share)	0	396,314	[1]	0
Complementary minimum mandatory dividends for the year (25% of the adjusted net income (-) interim dividends)	305,653	31,385		403,970
Additional dividends to the minimum mandatory dividends	134,031	78,130		185,896
Total distribution of net income for the year attributable to shareholders of Ultrapar	R$ 2,439,795	R$ 1,800,839		R$ 850,463

[1]	The gross amount of interest on capital was R$ 450,004